Note 7 - Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Total	$ 2,749	$ 36
Core Deposits [Member]
2018	352
2019	341
2020	332
2021	321
2022	309
Thereafter	1,094
Total	$ 2,749